SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment revenues and profit
Segment revenues and profits for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
Revenues:
Bausch + Lomb	$3,765	$3,415	$3,778
Salix	2,074	1,904	2,022
International	1,166	1,181	1,154
Solta Medical	308	253	194
Diversified Products	1,121	1,274	1,453
Total revenues	$8,434	$8,027	$8,601
Segment profit:
Bausch + Lomb	$958	$909	$1,117
Salix	1,493	1,338	1,349
International	403	386	352
Solta Medical	167	131	84
Diversified Products	722	814	933
Total	3,743	3,578	3,835
Corporate	(792)	(619)	(609)
Amortization of intangible assets	(1,375)	(1,645)	(1,897)
Goodwill impairments	(469)	—	—
Asset impairments, including loss on assets held for sale	(234)	(114)	(75)
Restructuring, integration, separation and IPO costs	(50)	(22)	(31)
Other expense, net	(373)	(502)	(1,426)
Operating income (loss)	450	676	(203)
Interest income	7	13	12
Interest expense	(1,426)	(1,534)	(1,612)
Loss on extinguishment of debt	(62)	(59)	(42)
Foreign exchange and other	7	(30)	8
Loss before benefit from income taxes	$(1,024)	$(934)	$(1,837)

Schedule of capital expenditures, depreciation and amortization by segment
Capital expenditures by segment for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
Capital expenditures:
Bausch + Lomb	$201	$253	$186
Salix	2	3	2
International	22	29	39
Solta Medical	1	2	1
Diversified Products	1	2	2
	227	289	230
Corporate	42	13	40
Total capital expenditures	$269	$302	$270

Schedule of revenues by segment and by product category	Revenues by segment and product category were as follows:

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
(in millions)	For the year ended December 31, 2021
Pharmaceuticals	$514	$2,066	$259	$—	$923	$3,762
Devices	1,596	—	—	308	—	1,904
OTC	1,388	—	136	—	8	1,532
Branded and Other Generics	240	—	737	—	167	1,144
Other revenues	27	8	34	—	23	92
	$3,765	$2,074	$1,166	$308	$1,121	$8,434

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
	For the year ended December 31, 2020
Pharmaceuticals	$506	$1,899	$255	$—	$1,020	$3,680
Devices	1,313	—	—	253	—	1,566
OTC	1,311	—	112	—	7	1,430
Branded and Other Generics	254	—	775	—	219	1,248
Other revenues	31	5	39	—	28	103
	$3,415	$1,904	$1,181	$253	$1,274	$8,027

	Bausch + Lomb	Salix	International	Solta Medical	Diversified Products	Total
	For the year ended December 31, 2019
Pharmaceuticals	$623	$2,022	$268	$—	$1,165	$4,078
Devices	1,524	—	—	194	—	1,718
OTC	1,322	—	119	—	6	1,447
Branded and Other Generics	260	—	730	—	256	1,246
Other revenues	49	—	37	—	26	112
	$3,778	$2,022	$1,154	$194	$1,453	$8,601

Schedule of revenues by geographic region
Revenues are attributed to a geographic region based on the location of the customer for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
U.S. and Puerto Rico	$4,887	$4,791	$5,164
China	490	341	368
Canada	343	331	339
Poland	280	238	231
Mexico	256	225	228
Japan	230	226	241
France	208	179	201
Russia	160	137	180
Egypt	156	243	218
Germany	154	144	150
United Kingdom	116	86	115
Spain	88	78	86
Italy	80	71	85
Other	986	937	995
	$8,434	$8,027	$8,601

Schedule of long-lived assets by geographic region
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2021 and 2020 were as follows:

(in millions)	2021	2020
U.S. and Puerto Rico	$743	$725
Ireland	336	328
Canada	123	110
Poland	75	83
Germany	87	80
Mexico	45	49
France	39	34
China	30	31
Serbia	25	30
Italy	21	23
Other	74	74
	$1,598	$1,567

Schedule of external customers that accounted for 10% or more of total revenues	Customers that accounted for 10% or more of total revenues were as follows:

	2021	2020	2019
AmerisourceBergen Corporation	18%	17%	16%
McKesson Corporation	16%	17%	17%
Cardinal Health, Inc.	12%	13%	14%